Contents of Significant Accounts - Principal Underlying Actuarial Assumptions (Detail)	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Defined Benefit Plans [Abstract]
Discount rate	0.62%	0.29%
Rate of future salary increase	4.25%	3.50%